Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Schedule of significant related parties and their relationships with the Company

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company.

Schedule of significant related party transactions with the Company

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Transactions with SINA
Revenue billed through/for service provided to SINA(1)	$39,285	$64,093	$90,645
Costs and expenses allocated from SINA(2)	$25,703	$41,136	$47,334
Interest income on matching loan to SINA	$—	$1,735	$—
Interest expense on matching loan from SINA	$—	$1,537	$—
Interest income on loans to SINA	—	—	2,425
(1)

For the years ended December 31, 2016, 2017 and 2018, the Group charged $39.3 million, $64.1 million and $90.6 million for services provided to SINA or to third parties billed through SINA, respectively.

(2)

Costs and expenses allocated from SINA represented the charges for certain services provided by SINA’s affiliates and charged to the Group using actual cost allocation based on proportional utilization (see Note 1). In addition to the allocated costs and expenses, SINA also billed $20.3 million, $22.9 million, and $23.4 million for other costs and expenses incurred by Weibo but paid by SINA in 2016, 2017 and 2018, respectively.

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Transactions with Alibaba
Advertising and marketing services provided to Alibaba	$57,908	$84,688	$117,696
Services provided by Alibaba	$13,988	$32,734	$47,642

Schedule of related party outstanding balance

	As of December 31,
	2017	2018
	(In thousands)
Amount due from SINA(3)	$16,356	$105,319
Accounts receivable due from Alibaba	$42,832	$48,222

(3)The Group uses amount due from/to SINA to settle balances arising from cost and expenses allocated from SINA based on proportional utilization, other expenditures incurred by the Weibo business but paid by SINA and third-party customer and supplier balances settled through SINA, as well as business transactions between Weibo and SINA. As of December 31, 2018, the amount due from SINA also included loans to SINA of $43.6 million at an annual interest rate of 4.8%.